Cash and Cash Equivalents And Restricted Cash	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3          Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2018	2017
Cash on hand	46	-
Cash at banks	-	2,756
Total	46	2,756

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2018 and 2017, was $46 and $2,756, respectively. In addition as of December 31, 2018, the Company had available $12,800 (2017: $3,000) of undrawn borrowing facilities (note 12).

As at December 31, 2018 and 2017, the Company had pledged an amount of $1,350 and $210, respectively in order to fulfil collateral requirements. The fair value of restricted cash as at December 31, 2018 and 2017, was $1,350 and $210, respectively. The cash and cash equivalents are held with reputable bank and financial institution counterparties.